Share-based payments - Option grants outstanding (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2024 shares $ / shares	Aug. 31, 2024 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	7,858	8,171
Number of options, Granted | shares	0	742
Number of options, Forfeited | shares		(1,055)
Number of options, Ending balance | shares	7,858	7,858
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 657.77	$ 704.76
Weighted average exercise price, Granted (in dollars per share) | $ / shares	0	375.98
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares		823.16
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 657.77	$ 657.77